INCOME TAXES - Movement of valuation allowance (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
INCOME TAXES
Balance at beginning of the year	¥ 639,234	¥ 410,857	¥ 241,485
Addition	167,864	228,377	169,372
Total	807,098	639,234	410,857
Net operating loss carry forwards	¥ 2,883,551	¥ 2,221,545	¥ 1,492,808